Consolidated statements of comprehensive loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated statements of comprehensive loss
Revenue	€ 48,536	€ 47,473	€ 42,234
Cost of sales	31,287	27,712	28,735
Gross profit	17,249	19,761	13,499
Research and development expenses	12,361	17,488	19,297
General administrative expenses	32,588	32,587	43,480
Selling expenses	12,564	9,924	9,326
Impairment of financial assets	812		827
Gain on reversal of financial asset impairment		432
Other operating income	11,848	3,774	2,894
Other operating expenses	431	741	86
Operating loss	(29,659)	(36,773)	(56,623)
Losses from investments accounted for by the Equity method	(302)
Gains/(losses) on changes in fair value of warrants	(159)	2,574
Interest and similar income	3,293	512	3
Interest and similar expenses	8,418	4,909	802
Total Financial costs, net	(5,284)	(1,823)	(799)
Loss before taxes from continuing operations	(35,245)	(38,596)	(57,422)
Income taxes expenses	287	107	(70)
Loss for the year from continuing operations	(35,532)	(38,703)	(57,352)
Net income from discontinued operations, net of tax		6,862	11,106
Loss for the period	(35,532)	(31,841)	(46,246)
Other comprehensive income/(loss), all attributable to equity holders of the parent	(271)	(76)	543
Total comprehensive loss	(35,803)	(31,917)	(45,703)
Attributable to:
Equity holders of the parent	(35,803)	(31,917)	(45,801)
Noncontrolling interests from continuing operations			98
Total comprehensive loss	€ (35,803)	€ (31,917)	€ (45,703)
Net loss per share - Continuing operations - Basic (in EUR)	€ (1.27)	€ (1.45)	€ (2.53)
Net loss per share - Continuing operations - Diluted (in EUR)	(1.27)	(1.45)	(2.53)
Net loss per share - Loss attributable to parent - Basic (in EUR)	(1.27)	(1.19)	(2.04)
Net loss per share - Loss attributable to parent - Diluted (in EUR)	€ (1.27)	€ (1.19)	€ (2.04)